Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of right of use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Balance	$ 4,518	$ 3,581
Additions and modifications during the year	601	789
Derecognition of Rotem 1 lease (note 8C)	(1,721)
Translation differences	(328)	148
Balance	3,070	4,518
Accumulated depreciation:
Balance	1,500	978
Depreciation	535	471
Derecognition of Rotem 1 lease (note 8C)	(258)
Translation differences	(169)	51
Balance	1,608	1,500
Depreciated balance	1,462	3,018
Land [member]
Cost:
Balance	1,721	1,664
Additions and modifications during the year
Derecognition of Rotem 1 lease (note 8C)	(1,721)
Translation differences		57
Balance		1,721
Accumulated depreciation:
Balance	258	166
Depreciation		83
Derecognition of Rotem 1 lease (note 8C)	(258)
Translation differences		9
Balance		258
Depreciated balance		1,463
Offices and buildings [Member]
Cost:
Balance	2,027	1,556
Additions and modifications during the year	449	400
Derecognition of Rotem 1 lease (note 8C)
Translation differences	(238)	71
Balance	2,238	2,027
Accumulated depreciation:
Balance	897	591
Depreciation	361	276
Derecognition of Rotem 1 lease (note 8C)
Translation differences	(120)	30
Balance	1,138	897
Depreciated balance	1,100	1,130
Vehicles [Member]
Cost:
Balance	770	361
Additions and modifications during the year	152	389
Derecognition of Rotem 1 lease (note 8C)
Translation differences	(90)	20
Balance	832	770
Accumulated depreciation:
Balance	345	221
Depreciation	174	112
Derecognition of Rotem 1 lease (note 8C)
Translation differences	(49)	12
Balance	470	345
Depreciated balance	$ 362	$ 425
Depreciation period	3 years
Bottom of range [member] | Offices and buildings [Member]
Accumulated depreciation:
Depreciation period	5 years
Top of range [member] | Offices and buildings [Member]
Accumulated depreciation:
Depreciation period	6 years